EQUITY ACCOUNTING METHOD INVESTMENT CONTINUITY (Tables)	6 Months Ended
Jun. 30, 2026
Interests in other entities [Abstract]
Schedules of equity accounting method investments

	Kibali	Jabal Sayid	Zaldívar	Porgera	Other	Total
At January 1, 2025	$2,015	$401	$875	$780	$41	$4,112
Equity pick-up (loss) from equity investees	203	139	(26)	121	—	437
Funds invested	—	—	—	—	1	1
Dividends received from equity investees	(67)	(130)	—	—	(2)	(199)
Equity earnings adjustment	—	—	—	7	—	7
Shareholder loan repayment	—	—	—	(138)	(4)	(142)
At December 31, 2025	$2,151	$410	$849	$770	$36	$4,216
Equity pick-up (loss) from equity investees	274	85	26	87	(1)	471
Funds invested	—	—	—	—	2	2
Dividends received from equity investees	(190)	(87)	—	—	—	(277)
Shareholder loan repayment	—	—	—	(170)	—	(170)
At June 30, 2026	$2,235	$408	$875	$687	$37	$4,242
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